Note 6 - Accounting Policies and New Standards Adopted - Interim Consolidated Statements of Comprehensive Income (Loss) IFRS 15 Effect (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Sales	$ 966,653	$ 912,203	$ 2,799,953	$ 2,611,836
Cost of sales	778,140	740,898	2,284,569	2,140,305
Gross margin	188,513	171,305	515,384	471,531
Administrative	56,031	50,389	170,221	145,826
Selling and marketing	57,255	55,547	164,547	172,200
Other operating expenses	104,730	21,201	164,381	76,972
	218,016	127,137	499,149	394,998
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	(29,503)	44,168	16,235	76,533
Finance costs	(22,762)	(13,266)	(59,225)	(37,777)
Change in fair value of derivative instruments and other	(1,515)	183,759	(62,003)	223,453
Other income	2,569	(633)	5,282	1,169
Profit (loss) before income taxes	(56,673)	214,028	(105,173)	263,378
Total tax expense (income)	(9,088)	5,613	5,285	10,577
Profit (loss) for the period	(47,585)	208,415	(110,458)	252,801
Shareholders of Just Energy	(47,551)	208,455	(110,313)	243,449
Non-controlling interest	$ (34)	$ (40)	$ (145)	$ 9,352
Basic (in CAD per share)	$ (0.33)	$ 1.40	$ (0.78)	$ 1.60
Diluted (in CAD per share)	$ (0.33)	$ 1.12	$ (0.78)	$ 1.32
Filter Group Inc [member]
Statement Line Items [Line Items]
Change in fair value of Filter Group contingent consideration	$ (5,462)		$ (5,462)
IAS 18 [member]
Statement Line Items [Line Items]
Sales	966,653		2,799,953
Cost of sales	778,140		2,284,569
Gross margin	188,513		515,384
Administrative	56,031		170,221
Selling and marketing	64,769		191,436
Other operating expenses	104,730		159,114
	225,530		526,038
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	(37,017)		(10,654)
Finance costs	(22,762)		(59,225)
Change in fair value of derivative instruments and other	(1,515)		(62,003)
Other income	2,569		5,282
Profit (loss) before income taxes	(64,187)		(153,684)
Total tax expense (income)	(9,088)		5,285
Profit (loss) for the period	(55,099)		(137,347)
Shareholders of Just Energy	(55,065)		(137,202)
Non-controlling interest	$ (34)		$ (145)
Basic (in CAD per share)	$ (0.38)		$ (0.60)
Diluted (in CAD per share)	$ (0.38)		$ (0.60)
IAS 18 [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Change in fair value of Filter Group contingent consideration	$ (5,462)		$ (5,462)
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Sales
Cost of sales
Gross margin
Administrative
Selling and marketing	(7,514)		(26,889)
Other operating expenses
	(7,514)		(26,889)
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	7,514		26,889
Finance costs
Change in fair value of derivative instruments and other
Other income
Profit (loss) before income taxes	7,514		26,889
Total tax expense (income)
Profit (loss) for the period	7,514		26,889
Shareholders of Just Energy	7,514		26,889
Non-controlling interest
Basic (in CAD per share)	$ 0.05		$ 0.18
Diluted (in CAD per share)	$ 0.05		$ 0.18
Increase (decrease) due to application of IFRS 15 [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Change in fair value of Filter Group contingent consideration
IFRS 15 [member]
Statement Line Items [Line Items]
Sales	966,653		2,799,953
Cost of sales	778,140		2,284,569
Gross margin	188,513		515,384
Administrative	56,031		170,221
Selling and marketing	57,255		164,547
Other operating expenses	104,730		164,381
	218,016		499,149
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	(29,503)		16,235
Finance costs	(22,762)		(59,225)
Change in fair value of derivative instruments and other	(1,515)		(62,003)
Other income	2,569		5,282
Profit (loss) before income taxes	(56,673)		(105,173)
Total tax expense (income)	(9,088)		5,285
Profit (loss) for the period	(47,585)		(110,458)
Shareholders of Just Energy	(47,551)		(110,313)
Non-controlling interest	$ (34)		$ (145)
Basic (in CAD per share)	$ (0.33)		$ (0.78)
Diluted (in CAD per share)	$ (0.33)		$ (0.78)
IFRS 15 [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Change in fair value of Filter Group contingent consideration	$ (5,462)		$ (5,462)